Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	msif_SupplementTextBlock
MML SERIES INVESTMENT FUND

MML Conservative Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 4 of the Prospectus) under Principal Investment Strategies for the MML Conservative Allocation Fund:

The Fund has a conservative asset allocation strategy (relative to the other MML Allocation Funds), with approximately 35% to 45% of its assets invested in equity funds and approximately 55% to 65% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML SERIES INVESTMENT FUND

MML Balanced Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 11 of the Prospectus) under Principal Investment Strategies for the MML Balanced Allocation Fund:

The Fund has a balanced asset allocation strategy (relative to the other MML Allocation Funds), with approximately 45% to 55% of its assets invested in equity funds and approximately 45% to 55% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML SERIES INVESTMENT FUND

MML Moderate Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 18 of the Prospectus) under Principal Investment Strategies for the MML Moderate Allocation Fund:

The Fund has a moderate asset allocation strategy (relative to the other MML Allocation Funds), with approximately 55% to 65% of its assets invested in equity funds and approximately 35% to 45% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 25 of the Prospectus) under Principal Investment Strategies for the MML Growth Allocation Fund:

The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other MML Allocation Funds), with approximately 70% to 80% of its assets invested in equity funds and approximately 20% to 30% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 32 of the Prospectus) under Principal Investment Strategies for the MML Aggressive Allocation Fund:

The Fund has an aggressive asset allocation strategy (relative to the other MML Allocation Funds), with approximately 85% to 95% of its assets invested in equity funds and approximately 5% to 15% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock
MML SERIES INVESTMENT FUND

MML Conservative Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 4 of the Prospectus) under Principal Investment Strategies for the MML Conservative Allocation Fund:

The Fund has a conservative asset allocation strategy (relative to the other MML Allocation Funds), with approximately 35% to 45% of its assets invested in equity funds and approximately 55% to 65% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock
MML SERIES INVESTMENT FUND

MML Balanced Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 11 of the Prospectus) under Principal Investment Strategies for the MML Balanced Allocation Fund:

The Fund has a balanced asset allocation strategy (relative to the other MML Allocation Funds), with approximately 45% to 55% of its assets invested in equity funds and approximately 45% to 55% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock
MML SERIES INVESTMENT FUND

MML Moderate Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 18 of the Prospectus) under Principal Investment Strategies for the MML Moderate Allocation Fund:

The Fund has a moderate asset allocation strategy (relative to the other MML Allocation Funds), with approximately 55% to 65% of its assets invested in equity funds and approximately 35% to 45% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock
MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 25 of the Prospectus) under Principal Investment Strategies for the MML Growth Allocation Fund:

The Fund has an asset allocation strategy that emphasizes the potential for growth (relative to the other MML Allocation Funds), with approximately 70% to 80% of its assets invested in equity funds and approximately 20% to 30% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock
MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated February 24, 2016 to the

Prospectus dated May 1, 2015 and the

Summary Prospectus dated May 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information replaces the information found in the fourth sentence in the first paragraph (Page 32 of the Prospectus) under Principal Investment Strategies for the MML Aggressive Allocation Fund:

The Fund has an aggressive asset allocation strategy (relative to the other MML Allocation Funds), with approximately 85% to 95% of its assets invested in equity funds and approximately 5% to 15% invested in fixed income funds, including money market funds. However, a portion of the Fund’s allocation to equity and/or fixed income funds may be allocated to funds that invest in “alternative” investments, such as commodities, precious metals, real estate, and foreign currencies; such “alternative” investments are limited to 15% of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE